Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of operating segments [line items]
Average Earning Assets	$ 1,237,245	$ 1,145,870
Canadian Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	319,795	296,164
United States Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	215,987	195,363
All Other Operating Segments [member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 701,463	$ 654,343